UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2009 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.6%
The Boeing Co.	131,800	$4,689,444
General Dynamics Corp.	93,000	3,867,870

		8,557,314

Beverages — 2.5%
The Coca-Cola Co.	87,735	3,855,953

Capital Markets — 0.8%
Ameriprise Financial, Inc.	61,125	1,252,451

Computers & Peripherals — 11.2%
Hewlett-Packard Co.	255,074	8,177,673
International Business Machines Corp.	92,371	8,949,826

		17,127,499

Consumer Finance — 2.4%
American Express Co.	271,045	3,694,343

Diversified Financial Services — 2.1%
JPMorgan Chase & Co.	124,728	3,315,270

Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc.(a)	29,749	457,242

Energy Equipment & Services — 5.1%
Schlumberger Ltd.	172,339	7,000,410
Transocean Ltd.(a)	14,795	870,538

		7,870,948

Food & Staples Retailing — 5.2%
Wal-Mart Stores, Inc.	154,700	8,059,870

Food Products — 1.0%
General Mills, Inc.	8,497	423,830
Kraft Foods, Inc. - Class A	53,285	1,187,723

		1,611,553

Health Care Equipment & Supplies — 0.4%
Medtronic, Inc.	22,800	671,916

Household Products — 7.6%
The Procter & Gamble Co.	246,400	11,602,976

Industrial Conglomerates — 2.1%
General Electric Co.	317,848	3,213,443

Insurance — 6.8%
Berkshire Hathaway, Inc. - Class B(a)	3,687	10,397,340

IT Services — 2.2%
The Western Union Co.	266,480	3,349,654

Life Sciences Tools & Services — 2.4%
Millipore Corp.(a)	64,313	3,692,209

Machinery — 2.3%
Caterpillar, Inc.	124,256	3,474,198

Multiline Retail — 5.6%
Target Corp.	248,429	8,543,473

Oil, Gas & Consumable Fuels — 10.3%
BP Plc - ADR	116,846	4,685,525
Exxon Mobil Corp.	162,706	11,080,278

		15,765,803

Pharmaceuticals — 15.6%
AstraZeneca Plc - ADR	76,000	2,694,200
Johnson & Johnson	120,414	6,333,776
Merck & Co., Inc.	83,999	2,246,973
Novartis AG - ADR	161,364	6,104,400
Pfizer, Inc.	80,583	1,097,541
Wyeth	125,465	5,400,014

		23,876,904

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	40,915	615,771

Software — 4.4%
Microsoft Corp.	367,277	6,746,879

Tobacco — 2.6%
Altria Group, Inc.	77,000	1,233,540
Philip Morris International, Inc.	77,000	2,739,660

		3,973,200

Wireless Telecommunication Services — 0.7%
Vodafone Group Plc - ADR	64,452	1,122,754

Total Long-Term Investments (Cost — $43,648,400) — 99.6%		152,848,963

Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.60% (b)(c)
(Cost — $369,722) — 0.3%	369,722	369,722

Total Investments (Cost — $44,018,122*) — 99.9%		153,218,685
Other Assets in Excess of Liabilities — 0.1%		219,623

Net Assets — 100.0%		$153,438,308

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$40,553,428

Gross unrealized appreciation	$114,760,548
Gross unrealized depreciation	(2,095,291)

Net unrealized appreciation	$112,665,257

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Funds, TempFund	$369,722	**	$273

**	Represents net purchase cost.

(c)	Represents current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of certain securities have been abbreviated according to the list below.	ADR American Depository Receipt

BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2009	1

Schedule of Investments (concluded)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$153,218,685
Level 2	—
Level 3	—

Total	$153,218,685

2	BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: May 20, 2009